Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring - Level 3 ¥ in Millions	Mar. 31, 2023 JPY (¥) years	Mar. 31, 2022 JPY (¥) years
Interest rate contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 48,209	¥ (35,195)
Interest rate contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Interest rate contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.606	0.629
Interest rate contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.444	0.456
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.020	0.153
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.366	0.410
Interest rate contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.703	0.000
Interest rate contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	1.067	1.000
Interest rate contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.801	0.619
Foreign exchange contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 11,345	¥ 7,463
Foreign exchange contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.100
Foreign exchange contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.700	0.700
Foreign exchange contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.506	0.515
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.143	0.000
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.368	0.374
Foreign exchange contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.106	0.090
Foreign exchange contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.230	0.217
Foreign exchange contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.156	0.133
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.500	0.500
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.706	0.706
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.664	0.664
Equity contracts | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 13,612	¥ 22,648
Equity contracts | Discounted cash flow | Term of litigation
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | years		1.8
Equity contracts | Discounted cash flow | Term of litigation | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | years	0.1
Equity contracts | Discounted cash flow | Term of litigation | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | years	1
Equity contracts | Discounted cash flow | Term of litigation | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | years	0.5	1.8
Equity contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 3,316	¥ (772)
Equity contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.280	0.260
Equity contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.370	0.380
Equity contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.322	0.318
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	(0.584)	(0.584)
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.550	0.550
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.150	0.231
Equity contracts | Option model | Correlation between equities | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.056	0.024
Equity contracts | Option model | Correlation between equities | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.950	0.950
Equity contracts | Option model | Correlation between equities | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.541	0.514
Foreign government and official institution bonds | Return on equity method
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value		¥ 17,297
Foreign government and official institution bonds | Return on equity method | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.002
Foreign government and official institution bonds | Return on equity method | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.018
Foreign government and official institution bonds | Return on equity method | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.005
Foreign government and official institution bonds | Return on equity method | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.350
Foreign government and official institution bonds | Return on equity method | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.700
Foreign government and official institution bonds | Return on equity method | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.644
Foreign government and official institution bonds | Return on equity method | Market-required return on capital | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Foreign government and official institution bonds | Return on equity method | Market-required return on capital | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 101,014	¥ 98,325
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 591,515	¥ 238,864
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000	0.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.990	0.854
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0	0
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.722	0.699
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.722	0.699
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030	0.030
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030	0.030
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.006
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.023	0.010
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.009
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.131	0.290
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.131	0.290
Other debt securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 385,046	¥ 369,445
Other debt securities | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.009	0.009
Other debt securities | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.032	0.032
Other debt securities | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.028	0.028
Other debt securities | Return on equity method
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value		¥ 58,677
Other debt securities | Return on equity method | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.001
Other debt securities | Return on equity method | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080
Other debt securities | Return on equity method | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.004
Other debt securities | Return on equity method | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600
Other debt securities | Return on equity method | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900
Other debt securities | Return on equity method | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.827
Other debt securities | Return on equity method | Market-required return on capital | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080
Other debt securities | Return on equity method | Market-required return on capital | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Other debt securities | Return on equity method | Market-required return on capital | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.099